Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loans [Line Items]
Loans payable	$ 115,934
Unsecured loans extended	395,475
Interest expense	$ 41,186	$ 19,775